Nov-23-05 02:27pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-714 P.002/003 F-779

1-11653

[redacted]

Manager
Securities Operations

NYSE

05067927

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

November 23, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, iShares, Inc., iShares MSCI Belgium Index Fund, iShares MSCI France Index Fund, iShares MSCI United Kingdom Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Netherlands Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index fund, iShares MSCI Switzerland Index Fund, iShares MSCI Brazil Index Fund and iShares MSCI Taiwan Index Fund and requests immediate acceleration of registration. Adequate distribution assured. Amendment No. 1 to Form 8-A received on November 23, 2005. Tentative listing date – November 30, 2005.

Sincerely,